Supplemental information to the Consolidated Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
Noncash Investing and Financing Transactions that are Not Reflected in Consolidated Statement of Cash Flows
Non-cash investing and financing transactions that, appropriately, are not reflected in the consolidated statement of cash flows are listed below.

Non-cash investing and financing transactions	Year ended Dec. 31,
(in millions)	2022	2021	2020
Transfers from loans to other assets for other real estate owned	$1	$1	$1
Change in assets of consolidated investment management funds	253	25	242
Change in liabilities of consolidated investment management funds	2	—	2
Change in nonredeemable noncontrolling interests of consolidated investment management funds	189	53	41
Securities purchased not settled	22	—	205
Securities matured not settled	385	—	—
Available-for-sale securities transferred to held-to-maturity	6,067	13,800	501
Premises and equipment/capitalized software funded by finance lease obligations	—	27	10
Premises and equipment/operating lease obligations	307	97	208
Investment redemptions not settled	—	—	9
Contingent consideration and residual interests from divestiture	222	—	—